UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 8,707,042	$ 5,997,703	$ 26,206,876	$ 16,380,734
Cost of revenues	5,832,429	4,200,351	17,345,653	11,009,940
Gross profit	2,874,613	1,797,352	8,861,223	5,370,794
Selling, general and administrative expenses	5,691,338	4,330,687	18,270,674	10,362,504
Loss on impairment of intangible assets				405,658
Loss from operations	(2,816,725)	(2,533,335)	(9,409,451)	(5,397,368)
Other income (expense):
Interest expense	(153,654)	(676,192)	(749,289)	(1,829,309)
Gain (loss) on extinguishment of debt and vendor payable	2,391,287	(951,991)	(1,714,405)	(1,543,855)
Change in fair value of convertible debt	(1,063,621)	(1,622,916)	(1,893,893)	(1,622,916)
Change in fair value of forward purchase agreement		(8,123,887)	(971,000)	(8,123,887)
Gain on Extinguishment of debt		2,257,814		2,257,814
Change in fair value of derivative liabilities	17,821	(30,919)	(526,388)	(30,919)
Gain on forward purchase agreement		1,547,236		1,547,236
Gain on modification of liabilities	194,523		194,523
Bargain purchase gain			2,486,702
Change in fair value on 3(a)(10) Settlement Agreement (Note 5)	148,725		766,691
Other income (expense), net	288,602	270,049	440,021	58,404
Total other income (expense), net	1,823,683	(7,330,806)	(1,967,038)	(9,287,432)
Net loss	(993,042)	(9,864,141)	(11,376,489)	(14,684,800)
Less: net income (loss) attributable to noncontrolling interests	152,529	60,148	331,556	51,703
Net loss attributable to ConnectM Technology Solutions, Inc.	(1,145,571)	(9,924,289)	(11,708,045)	(14,736,503)
Other comprehensive income (loss):
Foreign currency translation adjustments	(95,844)	19,479	(128,923)	29,869
Comprehensive income/(loss) before noncontrolling interests	(1,241,415)	(9,904,810)	(11,836,968)	(14,706,634)
Less: comprehensive loss/(income) attributable to non-controlling interests	152,529	60,148	331,556	51,703
Comprehensive Income/(loss) attributable to ConnectM Technology Solutions, Inc.	$ (1,393,944)	$ (9,964,958)	$ (12,168,524)	$ (14,758,337)
Weighted average shares outstanding of common stock, basic (in shares)	75,526,418	21,152,671	54,752,325	15,973,225
Weighted average shares outstanding of common stock, diluted ( in shares)	75,526,418	21,152,671	54,752,325	15,973,225
Basic net loss per share, common stock ( in dollars per share)	$ (0.02)	$ (0.47)	$ (0.22)	$ (0.92)
Diluted net loss per share, common stock ( in dollars per share)	$ (0.02)	$ (0.47)	$ (0.22)	$ (0.92)